INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Schedule of Sensitivities Reasonable Possible (Details) - Goodwill - PGI $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average annual pre-tax cash flow ($ millions)	$ 1,188
After-tax discount rate (percent)	7.60%
Long-term growth rate (percent)	1.40%
Pretax Cash Flow
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change required for impairment (percent)	(0.061)
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change required for impairment (percent)	0.006
Longterm Growth Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change required for impairment (percent)	(0.008)